SUPPLEMENTARY INFORMATION	12 Months Ended
Dec. 31, 2016
SUPPLEMENTARY INFORMATION [Abstract]
SUPPLEMENTARY INFORMATION
NOTE 12 -      SUPPLEMENTARY INFORMATION:

Composition:

	Year ended
	December 31,
	2 0 1 6	2 0 1 5
A. Accounts receivable:

(1) Trade - allowance for doubtful accounts:
Balance at beginning of year	85	60
Charged to statement of operations	(24)	25
Balance at end of year	61	85

(2) Other receivables:
Prepaid expenses	31	12
Israeli Government departments and agencies	170	57
Other	85	9
	286	78

	December 31,
	2 0 1 6	2 0 1 5
B. Other payable:

Employees and employee institutions	392	75
Israeli Government departments and agencies	108	112
Provision for vacation and recreation pay	49	76
Provision for product warranty	138	113
Liability for commissions to agents	291	21
Accrued expenses and sundry	53	44
	1,031	441

C. Credit from banks:

	% interest rate as of
	December 31,	December 31,
	2 0 1 6	2 0 1 6	2 0 1 5
Short-term loans from banks:
Linked to the Dollar (See Note 7(a))	2.5	-	149

D. Cost of revenues:

	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Industrial operations:
Materials consumed	2,712	2,263	1,635
Payroll and related expenses	518	504	479
Subcontracted work	347	306	278
Depreciation and amortization	-	1	2
Other production expenses	953	808	751
	4,530	3,882	3,145

E. Financial expenses:

	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Income:
Exchange differences	-	-	27
Other	6	2	2
	6	2	29
Expenses:
Interest
In respect of liability to related parties	-	-	11
In respect of credit from banks	20	19	28
Exchange differences	24	60	-
Revaluation of convertible loan and warrants	-	-	285
Other	96	67	70
	140	146	394

	(134)	(144)	(365)